Notes to consolidated statement of profit and loss and other comprehensive income - Segment reporting - Major clients (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment reporting - Major clients
Revenue	€ 36,415	€ 14,713	€ 6,854
Largest client
Segment reporting - Major clients
Revenue	27,100	7,400
Second largest client
Segment reporting - Major clients
Revenue	6,200	3,300
Third largest client
Segment reporting - Major clients
Revenue	€ 2,500	€ 3,100